Offerings - Offering: 1	May 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares, par value CHF 0.50 per share
Amount Registered | shares	12,300,000
Proposed Maximum Offering Price per Unit	327.67
Maximum Aggregate Offering Price	$ 4,030,341,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 556,590.09
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers an indeterminate number of common shares of Chubb Limited ("Common Shares") which may become issuable pursuant to the anti-dilution provisions of the Chubb Limited 2016 Long-Term Incentive Plan ("LTIP"). Estimated solely for purposes of calculating the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low sales prices per share of Common Shares as reported on the New York Stock Exchange on May 21, 2026. The Registrant does not have any fee offsets.